Schedule of Details of Expense from Performance Rights, Options and Warrants (Details) (Parenthetical)	1 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023 shares	Jul. 31, 2023 shares	Mar. 31, 2025 shares	Jun. 30, 2024 shares	Jun. 30, 2023 shares	Jun. 30, 2022 shares	Nov. 30, 2024 shares
IfrsStatementLineItems [Line Items]
Advisor Options vested and were exercised		327,142	327,142
Advisor Options forfeited		16,193	16,193	77,500	211,913	84,862
Ordinary Shares on exercise				65,000	65,000			1,140,388
Price per share equal percentage				125.00%	125.00%
Mr McGregor [Member]
IfrsStatementLineItems [Line Items]
Description of contracts shares	In consideration for providing services under the Ambassador Agreement, and pursuant to the exemption from registration provided for in Regulation S promulgated under the Securities Act, Mr. McGregor received 700,000 performance share rights that will vest once the 30-day volume-weighted average price (VWAP) achieves the following trigger: 150,000 shares on execution of the Ambassador Agreement; 100,000 shares when the share price reaches $7.50; 150,000 shares when the share price reaches $10.00; 150,000 shares when the share price reaches $15.00 and 150,000 shares when the share price reaches $20.00. Aligned with the three (3) year term of the Ambassador Agreement, Mr. McGregor is restricted from selling shares within three (3) years of issuance unless specific conditions are met, such as the Company’s written consent, a sale or liquidation of the Company, or if the Company breaches the agreement.			In consideration for providing services under the Ambassador Agreement, and pursuant to the exemption from registration provided for in Regulation S promulgated under the Securities Act, Mr. McGregor received 700,000 performance share rights that will vest once the 30-day volume-weighted average price (VWAP) achieves the following trigger: 150,000 shares on execution of the Ambassador Agreement; 100,000 shares when the share price reaches $7.50; 150,000 shares when the share price reaches $10.00; 150,000 shares when the share price reaches $15.00 and 150,000 shares when the share price reaches $20.00. Aligned with the three (3) year term of the Ambassador Agreement, Mr. McGregor is restricted from selling shares within three (3) years of issuance unless specific conditions are met, such as the Company’s written consent, a sale or liquidation of the Company, or if the Company breaches the agreement.